Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Schedule of goodwill
	As of January 1, 2020		Additions	Disposals	As of January 3, 2021
Cost	Ps.	348,441	-	-	348,441

	As of January 3, 2021		Additions	Disposals	As of December 31, 2021
Cost	Ps.	348,441	22,634	-	371,075

	As of December 31, 2021		Additions	Disposals	As of December 31, 2022
Cost	Ps.	371,075	1,251,277	(22,634)	1,599,718

Schedule of goodwill balances of Group’s companies
	As of December 31, 2022		As of December 31, 2021	As of January 3, 2021
Betterware	Ps.	348,441	348,441	348,441
JAFRA Mexico		1,250,132	-	-
Finayo		1,145	-	-
GurúComm		-	17,372	-
Innova Catálogos		-	5,262	-
Total	Ps.	1,599,718	371,075	348,441

Schedule of values assigned to the key assumptions used in the estimation of the recoverable amount
	2022		2021	2020
In percentages	Betterware	JAFRA	Betterware	Betterware
Discount rate	10.0	9.1	12.8	11.2
Terminal value growth rate	0.0	2.0	3.0	3.0
EBITDA margin (earnings before interest, taxes, depreciation and amortization)	30.0	15.3	30.0	38.0